SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Percentage Of Accounts Receivable Outstanding Between Six And Twelve Months					0.30%
Percentage Of Accounts Receivable Outstanding More Than One Year But Less Than Two Years					3.00%
Percentage Of Accounts Receivable Outstanding More Than Two Years					100.00%
Finite-Lived Intangible Asset, Useful Life					50 years
Advertising Expense	$ 5,021	$ 1,977	$ 12,161	$ 30,019	$ 30,904	$ 251,173
Shipping, Handling and Transportation Costs	0	73,256	25,112	765,757	803,970	791,295
Appropriation To Statutory Reserve					2,508,735	1,653,723
Effective Vat Rate On Product			13.00%		13.00%
Restricted Cash					$ 0	$ 277,025
Minimum Appropriation To Statutory Surplus Reserve On Net Income After Tax					10.00%
Maximum Amount In Statutory Surplus Reserve Equal To Entity Registered Capital Percentage					50.00%
Minimum Appropriation To Statutory Public Welfare Reserve On Net Income After Tax					5.00%
Maximum Appropriation To Statutory Reserve On Net Income After Tax					10.00%
Entity Wide Revenue Major Customers Percentage Total					10.00%	10.00%
Effective Processing Rate On Product			17.00%
Concentration Risk, Percentage	10.00%
Vendors Two [Member]
Concentration Risk, Percentage			16.00%
Supplier Concentration Risk [Member] | Vendors One [Member]
Entity Wide Purchase Major Vendor Percentage					20.30%	23.31%
Concentration Risk, Percentage	90.00%		13.00%
Supplier Concentration Risk [Member] | Vendors Two [Member]
Entity Wide Purchase Major Vendor Percentage					16.27%	18.87%
Concentration Risk, Percentage			71.00%	20.00%
Supplier Concentration Risk [Member] | Vendors Three [Member]
Entity Wide Purchase Major Vendor Percentage					10.40%	13.04%
Concentration Risk, Percentage		63.00%
Supplier Concentration Risk [Member] | Vendors Four [Member]
Entity Wide Purchase Major Vendor Percentage					10.12%
Concentration Risk, Percentage		47.00%		67.00%